GOODWILL AND OTHER INTANGIBLE ASSETS - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill impairment charge	$ 0	$ 0
Gross goodwill	73,899	73,899	$ 80,095
Accumulated impairment losses	$ 7,585	$ 7,585	$ 7,585